Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 6, 2024
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Global Strategic Income Fund	5/1/2024
On November 15, 2024, the Fund's Board of Trustees approved certain changes to the Fund effective on May 1, 2025 (the Effective Date). On the Effective Date, the Fund's name will be changed to Columbia Variable Portfolio - Corporate Bond Fund. Accordingly, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus, as applicable, as of the Effective Date.
On the Effective Date, the following replaces the information under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and in the Summary Prospectus:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. Corporate bonds are debt instruments or securities issued by corporations or other non-government entities. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). Under normal circumstances, the Fund’s average effective duration will be between three and ten years.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
On the Effective Date, Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk under the heading “Principal Risks” in the “Summary of the Fund”, in the Summary Prospectus and in the "More Information About the Fund" in the Prospectus are hereby deleted.
The rest of the section remains the same.
On the Effective Date, the information under the heading "Performance Information" is revised to reflect that the Fund will compare its performance to the Bloomberg US Corporate Investment Grade Index and the Bloomberg US Aggregate Bond Index. In addition, the following disclosure is added: The Fund’s performance prior to May 1, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.

Columbia Variable Portfolio - Global Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 6, 2024
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Global Strategic Income Fund	5/1/2024
On November 15, 2024, the Fund's Board of Trustees approved certain changes to the Fund effective on May 1, 2025 (the Effective Date). On the Effective Date, the Fund's name will be changed to Columbia Variable Portfolio - Corporate Bond Fund. Accordingly, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus, as applicable, as of the Effective Date.
On the Effective Date, the following replaces the information under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's Prospectus and in the Summary Prospectus:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. Corporate bonds are debt instruments or securities issued by corporations or other non-government entities. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). Under normal circumstances, the Fund’s average effective duration will be between three and ten years.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.
On the Effective Date, Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contract Risk, Derivatives Risk - Swaps Risk, Emerging Market Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Geographic Focus Risk, Leverage Risk, Money Market Fund Investment Risk, Short Positions Risk, and Sovereign Debt Risk under the heading “Principal Risks” in the “Summary of the Fund”, in the Summary Prospectus and in the "More Information About the Fund" in the Prospectus are hereby deleted.
The rest of the section remains the same.
On the Effective Date, the information under the heading "Performance Information" is revised to reflect that the Fund will compare its performance to the Bloomberg US Corporate Investment Grade Index and the Bloomberg US Aggregate Bond Index. In addition, the following disclosure is added: The Fund’s performance prior to May 1, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. Corporate bonds are debt instruments or securities issued by corporations or other non-government entities. The Fund expects to invest primarily in investment grade securities. The Fund may invest up to 15% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). Under normal circumstances, the Fund’s average effective duration will be between three and ten years.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities.